SCHEDULE OF FUTURE MATURITIES OUTSTANDING DEBT OBLIGATIONS (Details) - USD ($)	Jan. 31, 2023	Oct. 31, 2022
Debt Disclosure [Abstract]
Outstanding debt obligations, remainder of fiscal year
Fiscal year one	480,000
Fiscal year two		480,000
Fiscal year three	1,989,246
Fiscal year four	200,000	1,989,246
Fiscal year five	405,000	200,000
Total	$ 3,074,246	$ 2,669,246